Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2024
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of September 30, 2024, and December 31, 2023, consist of the following:

	Balance as of September 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Trade receivables	242,158	213,345
Tax receivables	49,519	37,134
Prepayments	25,496	12,717
Other accounts receivable	3,632	23,287
Total	320,805	286,483